Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total credit exposure
Concentration Risk [Line Items]
Total gross exposure	$ 8,794,249	$ 8,997,688
Total credit exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	3,568	2,478
Total credit exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,831,063	1,854,898
Total credit exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	1,276,109	1,417,882
Total credit exposure | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,265,414	1,327,634
Total credit exposure | France
Concentration Risk [Line Items]
Total gross exposure	117,550	207,687
Total credit exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	6,121	1,178
Total credit exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	640,864	656,974
Total credit exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	26,027	8,672
Total credit exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	102,407	121,862
Total credit exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	371,856	292,181
Total credit exposure | Mauritius
Concentration Risk [Line Items]
Total gross exposure	686	1,055
Total credit exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	90,585	100,148
Total credit exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	9,642	3,377
Total credit exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	3,081	3,975
Total credit exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	2,557,065	2,396,718
Total credit exposure | United States
Concentration Risk [Line Items]
Total gross exposure	490,782	599,264
Total credit exposure | Other
Concentration Risk [Line Items]
Total gross exposure	1,429	1,705
Cash and cash equivalents, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	3,561,717	3,783,511
Cash and cash equivalents, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	3,568	2,478
Cash and cash equivalents, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	41,849	37,227
Cash and cash equivalents, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	1,276,109	1,417,882
Cash and cash equivalents, resell agreements and short-term investments | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	37,633	40,675
Cash and cash equivalents, resell agreements and short-term investments | France
Concentration Risk [Line Items]
Total gross exposure	117,550	207,687
Cash and cash equivalents, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	6,121	1,178
Cash and cash equivalents, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	1
Cash and cash equivalents, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	26,027	8,672
Cash and cash equivalents, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	102,407	121,862
Cash and cash equivalents, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash and cash equivalents, resell agreements and short-term investments | Mauritius
Concentration Risk [Line Items]
Total gross exposure	686	1,055
Cash and cash equivalents, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	90,585	100,148
Cash and cash equivalents, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	9,642	3,377
Cash and cash equivalents, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	186	184
Cash and cash equivalents, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,357,142	1,240,116
Cash and cash equivalents, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	490,782	599,264
Cash and cash equivalents, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	1,429	1,705
Loans
Concentration Risk [Line Items]
Total gross exposure	4,407,787	4,499,300
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,471,971	1,631,461
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,029,012	1,068,142
Loans | France
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	541,110	552,994
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	306,190	223,964
Loans | Mauritius
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	2,895	3,791
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,056,609	1,018,948
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	824,745	714,877
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	317,243	186,210
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	198,769	218,817
Off-balance sheet | France
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	99,753	103,979
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	65,666	68,217
Off-balance sheet | Mauritius
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	143,314	137,654
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0